SHAREHOLDERS' EQUITY (Details Textual) - USD ($)		1 Months Ended							3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 02, 2014	Jun. 23, 2016	Jun. 15, 2016	May 27, 2015	Aug. 31, 2014	May 30, 2014	Jan. 31, 2014	Jan. 22, 2014	Jun. 30, 2016	Jun. 30, 2015	May 06, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 29, 2015	Jun. 06, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				7,500
Share Price				$ 15.60			$ 30.50
Class of Warrant or Right, Exercise Price of Warrants or Rights							25.00
Proceeds from Issuance of Private Placement												$ 1,650,000
Fair Value Adjustment of Warrants												60,160	$ 266,212	$ (394,383)	$ (571,228)
Fees and Commissions								$ 486,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Debt Instrument, Convertible, Conversion Price							$ 20.00							$ 20.00		$ 1.00
Dividends, Preferred Stock														$ 120,000	341,848
Preferred Stock, Shares Authorized														10,000,000
Preferred Stock, Dividend Rate, Percentage	6.00%
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 8,400,000
Preferred Stock, Shares Subscribed but Unissued, Subscriptions Receivable									$ 2,100,000			2,100,000		$ 0
Debt Inducement Of Conversion Of Convertible Debentures									$ 5,126,903	$ 0		$ 5,126,903	$ 0	$ 0	$ 6,661,275
Common Stock, Shares Authorized									100,000,000			100,000,000		100,000,000	100,000,000
Redeemable Preferred Stock Shares Authorized									7,000			7,000		7,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														200,000
Stock Issued During Period, Value, Issued for Services														$ 150,000	$ 305,049
Stock Issued During Period, Shares, Restricted Stock Award, Gross														130,834
Stock Issued During Period, Shares, Issued for Services							22,500
Debt Instrument, Interest Rate, Effective Percentage									12.00%			12.00%		12.00%			8.00%
Stock Issued During Period, Shares, Conversion of Units															139,613
Stock Issued During Period, Value, Conversion of Units															$ 1,190,000
Convertible Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price														$ 2.00	$ 7.20
Debt Instrument, Convertible, Conversion Price														$ 20.00	$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate														100.00%	70.00%
Debt Instrument, Convertible, Beneficial Conversion Feature														$ 6,000	$ 1,250,000
Stock Issued During Period, Shares, Conversion of Units															139,613
Stock Issued During Period, Value, Conversion of Units															$ 1,190,000
Description Of Interest Payment On Debentures Other Than Cash															The interest option price is calculated using a 10 day VWAP discounted by 5% and applied to the outstanding interest.
December 2015 and March 2016 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.10		$ 0.10	$ 0.10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									620,000		620,000	620,000
Class of Warrant or Right, Warrants Exercised									80,000
Note Conversion Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 1.10
Debt Inducement Of Conversion Of Convertible Debentures									$ 1,720,000		$ 1,720,000	$ 3,400,000
Brushy Resources, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase Of Common Stock Shares By Warrants Issued												200,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		1,500,000
Share Price		$ 5.00
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 28.90
Fair Value Adjustment of Warrants						$ 1,350,000
Aggregate Value Of Warrants Issued						$ 7,500,000
Purchase Of Common Stock Warrant						155,602
Preferred Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock Value Stated Rate						1,000			1,000			1,000		1,000
Debt Instrument, Convertible, Conversion Price						$ 2.41										$ 5.00
Preferred Stock, Shares Issued						7,500			0			0		7,500
Preferred Stock, Conversion Basis						The Series A Preferred Stock is convertible at any time at the option of the holders, or at the Companys discretion when the Common Stock trades above $7.50 for ten consecutive days with a daily dollar trading volume above $300,000.
Deemed Value Of Beneficial Conversion Feature						$ 2,210,000
Deemed Dividend						$ 3,560,000
Dividends, Preferred Stock														$ 600,000
Preferred Stock, Shares Authorized									10,000,000			10,000,000		10,000,000
Preferred Stock, Dividend Rate, Percentage						8.00%
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 2,210,000
Convertible Preferred Stock Conversion Price		5.00				$ 24.10
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants						$ 7,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						155,602
Debt Instrument, Interest Rate, Effective Percentage						8.00%
Series A Preferred Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		24.10
Debt Instrument, Convertible, Conversion Price									$ 24.10			$ 24.10
Series A Preferred Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00
Debt Instrument, Convertible, Conversion Price									5.00			$ 5.00
Redeemable Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Issued					2,000
Preferred Stock, Conversion Basis												The Redeemable Preferred Stock bears a 6% dividend per annum, payable quarterly, and is redeemable at face value (plus any accrued and unpaid dividends) at any time at the Companys option, or at the Holders option upon the Companys achievement of certain production and reserves thresholds. These thresholds include, the Companys annualized gross production average for 90 consecutive days at 2,500 BOE per day or higher or the Companys PV-10 value of its producing developed properties filed with the Securities and Exchange Commission exceeds $50 million.			These thresholds include, the Companys annualized gross production average for 90 consecutive days at 2,500 BOE per day or higher or the Companys PV-10 value of its producing developed properties filed with the Securities and Exchange Commission exceeds $50 million.
Gross Proceeds From Preferred Stock												$ 1,950,000
Dividends, Preferred Stock												$ 180,000			$ 120,000
Preferred Stock, Shares Authorized					2,000
Preferred Stock, Dividend Rate, Percentage					6.00%
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value														$ 1,170,000
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Private Placement			$ 20,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock Value Stated Rate									10,000			10,000		10,000
Preferred Stock, Shares Issued									17,900			17,900		0
Preferred Stock, Shares Authorized									20,000			20,000		20,000
Purchase Of Common Stock Shares By Warrants Issued												11,660,000
2013 and 2014 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.10			$ 0.10
Stock Issued During the Period, Exercise of Warrants												300,706
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									416,454			416,454
Class of Warrant or Right, Warrants Exercised									315,990
2013 and 2014 Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 42.50			$ 42.50
2013 and 2014 Warrants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									25.00			25.00
May 2014 Private Placement [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									2.50			2.50
May 2014 Private Placement [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.10			$ 0.10
December 2015 and March 2016 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase Of Common Stock Warrant												620,000
Employees and board members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														79,502
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														7,500
Stock Issued During Period, Value, Issued for Services														$ 365,002
Stock Issued During Period, Shares, Issued for Services														7,500
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price									$ 2			$ 2		$ 2.10	$ 0.72
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												2 years 11 days
Warrants Issuance Cost														$ 425,000	$ 678,000
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 1,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value									$ 11,400,000			$ 11,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term														2 years 1 month 17 days	1 year 8 months 16 days
Warrant [Member] | Convertible Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued												1,145,238		1,180,001
Warrant [Member] | Series B Preferred Stock Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.2			$ 1.2
Shares Issued, Price Per Share									1.20			$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												0.92%
Class Of Warrants Or Rights Issued Value												$ 1,590,000
Warrants Issued												1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												238.00%
Warrant [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 2.89
Shares Issued, Price Per Share						$ 2.48
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						3 years
Gross Proceeds From Preferred Stock						$ 6,790,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						70.00%
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 6,800,000
Warrant [Member] | Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued												10,318,182
Warrant [Member] | Purchasers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									2.50			$ 2.50
Shares Issued, Price Per Share									1.30			$ 1.30
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												0.78%
Class Of Warrants Or Rights Issued Value												$ 9,400,000
Warrants Issued												9,090,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												238.00%
Warrant [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued														60,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues															295,912
Debt Inducement Of Conversion Of Convertible Debentures															$ 0
Stock Issued During Period, Shares, Other														87,002	934,821
Stock Issued During Period, Value, Issued for Services														$ 1	$ 1
Stock Issued During Period, Shares, Conversion of Convertible Securities												1,369,293			436,673
Common Stock Issued For Placement Fees In Connection With Conversion Of Convertible Debt Shares															22,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross															32,790
Stock Issued During Period, Shares, Issued for Services														7,500	9,000
Common Stock [Member] | Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible Preferred Stock Conversion Price									5.00			$ 5.00
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price							$ 20.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50				25.00
Shares Issued, Price Per Share							$ 20.00
Proceeds from Issuance of Private Placement							$ 5,240,000
Class Of Warrants Or Rights Issued Value							$ 172,000
Purchase Of Common Stock Shares By Warrants Issued			9,090,909
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							295,912
Warrants Term							3 years
Private Placement [Member] | Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			20,000
Share Price			$ 1.20
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50						$ 2.50			$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.78%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years
Preferred Stock, Dividend Rate, Percentage			6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			238.00%
Preferred Stock, Shares Subscribed but Unissued, Subscriptions Receivable			$ 2,100,000
Convertible Preferred Stock Conversion Price			$ 2.50
Percentage Of Warrants Issued Upon Conversion Of Preferred Stock			50.00%
Convertible Preferred Stock Beneficial Conversion Feature												$ 7,900,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants												$ 15,200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									9,100,000			9,100,000
Private Placement [Member] | TR Winston [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Adjustment of Warrants							$ 203,000
Fees and Commissions							$ 668,000,000,000
Warrants Issued							24,300
Private Placement [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							65.00%
Fair Value Adjustment of Warrants							$ 1,680,000